Investment Objectives and Goals - Prospectus Summary	Oct. 31, 2025
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Large Company Portfolio (the “Portfolio”) seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Large Company Portfolio (the “Portfolio”) seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.
DFA INTERNATIONAL VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA International Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA International Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

DFA TWO-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Two-Year Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Two-Year Fixed Income Portfolio (the “Two-Year Portfolio” or the “Portfolio”) is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.

DFA TWO-YEAR GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Two-Year Government Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Two-Year Government Portfolio (the “Two-Year Government Portfolio” or the “Portfolio”) is to maximize total returns available from the universe of debt obligations of the U.S. Government and U.S. government agencies consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

GLOBAL EQUITY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Global Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Equity Portfolio (the ”Global Equity Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation.
GLOBAL ALLOCATION 60/40 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Global Allocation 60/40 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Allocation 60/40 Portfolio (the “60/40 Portfolio” or the “Portfolio”) is to seek total return consisting of capital appreciation and current income.
GLOBAL ALLOCATION 25/75 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Global Allocation 25/75 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Global Allocation 25/75 Portfolio (the “25/75 Portfolio” or the “Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.

U.S. LARGE CAP VALUE PORTFOLIO III
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Value Portfolio III
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the U.S. Large Cap Value Portfolio III (the “Portfolio”) is to achieve long-term capital appreciation. The Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

DFA INTERNATIONAL VALUE PORTFOLIO III
Prospectus [Line Items]
Risk/Return [Heading]	DFA International Value Portfolio III
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

EMERGING MARKETS PORTFOLIO II
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Portfolio II
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Emerging Markets Portfolio II (the “Emerging Markets Portfolio” or, the “Portfolio”) is long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series (the “Emerging Markets Series” or “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.